Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 13,311	$ 10,712
Business and government	109,555	97,766
Residential mortgages	207,749	207,271
FVO securities purchased under resale agreements	43,450	40,383
Derivative instruments	21,431	24,342
Obligations related to securities sold short	13,782	13,713
Derivative instruments	20,973	23,271
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	54	417
Securities mandatorily measured and designated at FVTPL	52,578
Trading and FVO securities		50,827
Business and government	16,424	14,010
Residential mortgages	12	12
Loans mandatorily measured at FVTPL	16,436
Trading loans		14,022
Debt securities measured at FVOCI	35,648
AFS debt securities		39,688
Equity securities designated at FVOCI	562
AFS equity securities		469
FVO securities purchased under resale agreements	3,322	1,450
Derivative instruments	21,431	24,342
Total financial assets	130,031	131,215
Deposits and other liabilities	(7,979)	(6,678)
Obligations related to securities sold short	(13,782)	(13,713)
Deposits, obligations related to securities sold short and other liabilities, Total	(21,761)	(20,391)
Derivative instruments	(20,973)	(23,271)
Total financial liabilities	(42,734)	(43,662)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	20,592
Trading and FVO securities		15,506
Debt securities measured at FVOCI	27,607
AFS debt securities		25,314
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,354
Trading and FVO securities		31,024
Equity securities designated at FVOCI	562
AFS equity securities		469
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,701
Trading and FVO securities		2,256
Debt securities measured at FVOCI	4,543
AFS debt securities		5,156
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,931
Trading and FVO securities		2,041
Debt securities measured at FVOCI	3,498
AFS debt securities		9,218
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,593	8,246
Derivative instruments	(6,261)	(7,887)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,303	11,643
Derivative instruments	(9,335)	(10,998)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	118	141
Derivative instruments	(147)	(182)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,617	2,864
Derivative instruments	(3,876)	(3,303)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	206	226
Derivative instruments	(258)	(124)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,594	1,222
Derivative instruments	(1,096)	(777)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	0	0
Securities mandatorily measured and designated at FVTPL	29,404
Trading and FVO securities		33,140
Business and government	0	0
Residential mortgages	0	0
Loans mandatorily measured at FVTPL	0
Trading loans		0
Debt securities measured at FVOCI	2,844
AFS debt securities		4,299
Equity securities designated at FVOCI	42
AFS equity securities		28
FVO securities purchased under resale agreements	0	0
Derivative instruments	1,870	1,811
Total financial assets	34,160	39,278
Deposits and other liabilities	0	0
Obligations related to securities sold short	(4,443)	(7,291)
Deposits, obligations related to securities sold short and other liabilities, Total	(4,443)	(7,291)
Derivative instruments	(1,976)	(1,140)
Total financial liabilities	(6,419)	(8,431)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,264
Trading and FVO securities		2,403
Debt securities measured at FVOCI	2,844
AFS debt securities		4,299
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,140
Trading and FVO securities		30,737
Equity securities designated at FVOCI	42
AFS equity securities		28
Level 1 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	0
Trading and FVO securities		0
Debt securities measured at FVOCI	0
AFS debt securities		0
Level 1 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	0
Trading and FVO securities		0
Debt securities measured at FVOCI	0
AFS debt securities		0
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,727	1,541
Derivative instruments	(1,489)	(937)
Level 1 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	143	270
Derivative instruments	(487)	(203)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	54	417
Securities mandatorily measured and designated at FVTPL	22,823
Trading and FVO securities		17,558
Business and government	15,942	13,907
Residential mortgages	12	12
Loans mandatorily measured at FVTPL	15,954
Trading loans		13,919
Debt securities measured at FVOCI	32,804
AFS debt securities		33,711
Equity securities designated at FVOCI	235
AFS equity securities		152
FVO securities purchased under resale agreements	3,322	1,450
Derivative instruments	19,339	22,335
Total financial assets	94,531	89,542
Deposits and other liabilities	(7,556)	(6,309)
Obligations related to securities sold short	(9,339)	(6,422)
Deposits, obligations related to securities sold short and other liabilities, Total	(16,895)	(12,731)
Derivative instruments	(18,638)	(21,886)
Total financial liabilities	(35,533)	(34,617)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	16,328
Trading and FVO securities		13,103
Debt securities measured at FVOCI	24,763
AFS debt securities		21,015
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	208
Trading and FVO securities		255
Equity securities designated at FVOCI	235
AFS equity securities		152
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,675
Trading and FVO securities		2,256
Debt securities measured at FVOCI	4,543
AFS debt securities		5,152
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,612
Trading and FVO securities		1,944
Debt securities measured at FVOCI	3,498
AFS debt securities		7,544
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,593	8,218
Derivative instruments	(6,152)	(7,867)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,303	11,643
Derivative instruments	(9,335)	(10,998)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3	11
Derivative instruments	(16)	(34)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,783	1,285
Derivative instruments	(2,268)	(2,289)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	206	226
Derivative instruments	(258)	(124)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,451	952
Derivative instruments	(609)	(574)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,340
Total financial liabilities	(782)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	0	0
Securities mandatorily measured and designated at FVTPL	351
Trading and FVO securities		129
Business and government	482	103
Residential mortgages	0	0
Loans mandatorily measured at FVTPL	482
Trading loans		103
Debt securities measured at FVOCI	0
AFS debt securities		1,678
Equity securities designated at FVOCI	285
AFS equity securities		289
FVO securities purchased under resale agreements	0	0
Derivative instruments	222	196
Total financial assets	1,340	2,395
Deposits and other liabilities	(423)	(369)
Obligations related to securities sold short	0	0
Deposits, obligations related to securities sold short and other liabilities, Total	(423)	(369)
Derivative instruments	(359)	(245)
Total financial liabilities	(782)	(614)
Level 3 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	0
Trading and FVO securities		0
Debt securities measured at FVOCI	0
AFS debt securities		0
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	6
Trading and FVO securities		32
Equity securities designated at FVOCI	285
AFS equity securities		289
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	26
Trading and FVO securities		0
Debt securities measured at FVOCI	0
AFS debt securities		4
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	319
Trading and FVO securities		97
Debt securities measured at FVOCI	0
AFS debt securities		1,674
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	28
Derivative instruments	(109)	(20)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	115	130
Derivative instruments	(131)	(148)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	107	38
Derivative instruments	(119)	(77)
Level 3 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	0	0
Level 3 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	0	0
Derivative instruments	$ 0	$ 0